As filed with the Securities and Exchange Commission on August 22, 2008

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-21675)

WY Funds, Inc.
(Exact name of registrant as specified in charter)

5502 N. Nebraska Avenue, Tampa, FL  33604
(Address of principal executive offices) (Zip code)

Mitchell York
Wertz York Capital Management Group, LLC
5502 N. Nebraska Avenue, Tampa, FL  33604
(Name and address of agent for service)

813-932-2750
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/2008

Date of reporting period:  06/30/2008

Item 1. Report to Stockholders.

theCOREfund

Semi-annual Report

June 30, 2008

Fund Advisor:
Wertz York Capital Management Group, LLC
5502 North Nebraska Avenue
Tampa, FL 33604
Toll Free: 866-319-3655

THE CORE FUND
EXPENSES
JUNE 30, 2008 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees; and indirect ongoing costs, including management fees and other Fund operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the six month period of January 1, 2008 through June 30, 2008.

Actual expenses

The first line of the table below provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value January 1, 2008	Ending Account Value June 30, 2008	Expenses Paid During Period* January 1, 2008 Through June 30, 2008

Actual- Class I	$1,000.00	$1,019.90	$8.34

Hypothetical (5% return before expenses)	1,000.00	1,016.61	8.32

Actual - Class Y	$1,000.00	$1,021.10	$7.09

Hypothetical (5% return before expenses)	1,000.00	1,017.85	7.07

* Expenses are equal to the Fund’s annualized expense ratio of 1.66% for Class I and 1.41% for Class Y,  which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 182 days/366 days (to reflect the one-half year period).  The Fund’s annualized expense ratio includes 1.01% for Class I and Class Y of interest expense.  The Fund’s ending account value on the first line in the table is based on its actual total return of 1.99% for Class I and 2.11% for Class Y for the six-month period of January 1, 2008 to June 30, 2008.

THE CORE FUND
FUND PROFILE
June 30, 2008 (Unaudited)

Asset Allocation
(% of Net Assets)

U.S. Government & Agency Obligations	111.01%
Municipal Bonds	5.34%
Asset Backed Securities	12.97%
Short Term Investments	13.22%
Liabilities in excess of other assets, net	(42.54)%
Total Net Assets	100.00%

The CORE Fund
Schedule of Investments
June 30, 2008 (Unaudited)

	Principal
	Amount	Value
MUNICIPAL BONDS - 5.34%
Pennsylvania - 5.34%
Pennsylvania State Higher Education Assistance Agency
3.383%, 06/01/2047 (b)(f)	$5,000,000	$5,000,000
Pennsylvania State Higher Education Assistance Agency
2.417%, 05/01/2046 (b)(f)	5,000,000	5,000,000
TOTAL MUNINCIPAL BONDS (Cost $10,000,000)		10,000,000

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 111.01%
FFCB - 12.29%
4.125%, 04/22/2013 (c)	3,000,000	2,968,776
4.20%, 01/18/2012 (c)	4,000,000	4,002,484
4.50%, 04/07/2014 (c)	4,000,000	3,970,004
4.70%, 04/28/2015	1,500,000	1,479,071
5.00%, 04/08/2016 (c)	3,000,000	2,997,831
5.10%, 08/22/2012	1,500,000	1,505,173
5.50%, 05/29/2014	3,000,000	3,052,878
5.55%, 01/29/2014 (c)	3,000,000	3,039,459
		23,015,676

FHLB - 23.41%
4.80%, 02/12/2018	1,500,000	1,469,693
4.80%, 02/22/2018	1,500,000	1,479,024
5.00%, 02/04/2009 (c)	3,500,000	3,545,591
5.00%, 03/12/2015 (c)	5,785,000	5,786,186
5.10%, 11/19/2014 (c)	3,000,000	3,081,051
5.20%, 08/27/2013 (c)	3,500,000	3,609,508
5.20%, 11/20/2014	3,000,000	3,062,394
5.24%, 02/28/2013 (c)	3,500,000	3,578,617
5.25%, 11/08/2017 (c)	5,000,000	5,091,845
5.30%, 11/13/2015 (c)	5,000,000	5,027,470
5.45%, 02/09/2012	3,000,000	3,043,821
5.55%, 06/12/2012 (c)	3,000,000	3,071,778
5.75%, 10/16/2015	2,000,000	2,014,246
		43,861,224

FHLMC - 25.71%
4.50%, 05/13/2013	3,000,000	3,005,949
4.50%, 06/12/2013	2,000,000	2,009,000
4.50%, 12/30/2010	2,000,000	2,014,886
5.00%, 06/26/2014	3,000,000	3,016,233
5.00%, 12/15/2036	1,449,263	1,424,656
5.20%, 12/11/2015	2,000,000	2,010,638
5.25%, 03/15/2012 (c)	5,000,000	5,019,170
5.25%, 10/01/2012	1,500,000	1,507,251
5.375%, 01/09/2014 (c)	3,000,000	3,025,185
5.786%, 08/01/2037	995,071	1,004,951
6.00%, 09/19/2016	1,325,000	1,332,829
Pool E01641 , 4.50%, 05/01/2019	1,004,847	981,862
Pool M80718, 5.00%, 01/01/2009	308,813	312,959
Pool M80765, 5.00%, 08/01/2009	192,807	195,396
Pool G08067 , 5.00%, 07/01/2035	1,993,542	1,917,266
Pool G30284, 5.00%, 02/01/2026	1,502,146	1,468,697
Pool C90779, 5.00%, 01/01/2024	968,895	949,370
Pool 1B1691, 5.284%, 05/01/2034 (a)	1,045,717	1,045,792
Pool G12785, 5.50%, 08/01/2017	1,335,666	1,353,837
Pool 781955, 5.810%, 05/01/2034 (a)	513,412	513,129
Pool 847661, 5.786%, 12/01/2036 (a)	1,678,339	1,670,603
Pool 1N1628, 5.856%, 06/01/2037	1,454,897	1,474,469
Pool D97199, 6.00%, 02/01/2027	2,213,710	2,252,580
Pool C91000, 6.00%, 11/01/2026	2,857,284	2,908,498
Pool C90580, 6.00%, 09/01/2022	331,402	338,769
Pool G30360, 6.00%, 10/01/2027	2,587,638	2,633,074
Pool 780242, 7.07%, 02/01/2033 (a)	137,043	138,290
Pool 780346, 7.13%, 03/01/2033 (a)	241,226	242,267
Series 3128, 5.00%, 10/15/2027	2,000,000	2,021,496
Series 410926, 7.680%, 07/01/2035 (a)	221,868	224,807
Series 410924, 7.65%, 05/01/2035 (a)	155,256	157,021
		48,170,930

FNMA - 48.59%
4.00%, 04/29/2013	$2,000,000	$1,986,308
4.00%, 04/30/2018 (a)(c)	2,000,000	1,987,636
4.00%, 06/24/2013 (a)	2,000,000	2,004,000
4.25%, 02/27/2013 (a)(c)	10,000,000	9,990,840
4.35%, 05/06/2013	2,000,000	2,003,712
4.375%, 08/22/2013	10,000,000	9,983,050
4.50%, 06/30/2011	3,000,000	3,010,515
4.50%, 06/19/2013	3,000,000	3,017,928
4.625%, 06/26/201	3,000,000	3,011,142
4.75%, 07/08/2011	3,000,000	3,012,609
4.75%, 07/11/2013 (c)	3,000,000	6,003,078
5.00%, 07/08/2013	2,000,000	2,010,404
5.00%, 12/26/2013	3,000,000	3,013,893
5.28%, 09/17/2012	3,000,000	3,015,267
6.00%, 05/12/2016 (c)	3,000,000	3,056,124
6.00%, 07/10/2018	1,000,000	1,007,652
6.11%, 12/21/2029	2,000,000	1,998,526
Pool 735301, 4.000%, 03/01/2020 (a)	1,908,537	1,809,174
Pool 735529, 4.459%, 08/01/2034 (a)	974,418	985,431
Pool 826046, 4.701%, 07/01/2035 (a)	1,873,899	1,897,580
Pool 002345, 5.00%, 02/01/2018 (a)	627,001	626,505
Pool 357413, 5.00%, 07/01/2018	2,048,503	2,046,241
Pool 257163, 5.00%, 04/01/2028	1,980,869	1,925,815
Pool 843024, 5.141%, 09/01/2035 (a)	867,858	884,119
Pool YN2017, 5.25%, 09/15/2017 (b)	1,332,159	1,339,236
Pool 255182, 5.50%, 04/01/2024	960,384	959,421
Pool 257164, 5.50%, 02/01/2028	1,972,160	1,965,332
Pool 257239, 5.50%, 06/01/2028	1,995,240	1,988,333
Pool 802854, 5.932%, 12/01/2034 (a)	901,244	920,495
Pool 256651, 6.00%, 03/01/2037	1,026,755	1,029,315
Pool 941676, 6.00%, 05/01/2037	1,859,036	1,863,671
Pool 256752, 6.00%, 06/01/2027	2,464,089	2,504,276
Pool 256890, 6.00%, 09/01/2037	938,049	940,387
Pool 256911, 6.00%, 09/01/2017	1,700,558	1,748,063
Pool 256962, 6.00%, 11/01/2027	1,772,259	1,801,164
Pool 256946, 6.50%, 10/01/2027	1,693,258	1,748,278
Pool 190609, 7.00%, 02/01/2014	160,895	170,774
Pool 754624, 7.175%, 11/01/2033 (a)	161,658	163,010
Pool 851297, 6.063%, 09/01/2035 (a)	1,429,109	1,468,260
Pool 832922, 6.711%, 09/01/2035	122,289	123,644
		91,021,208

GNMA - 1.01%
Pool 80701, 6.375%, 06/20/2033 (a)	268,394	272,733
Pool 80728, 6.125%, 08/20/2033 (a)	94,169	95,844
Pool 80825, 5.50%, 02/20/2034 (a)	162,013	162,320
Pool 80965, 5.625%, 07/20/2034 (a)	601,255	606,909
Series 2003-110, 5.00%, 05/20/2029	752,592	761,878
		1,899,684

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $207,015,210)		207,968,722

ASSET BACKED SECURITIES - 12.97%
Next Student Master Trust I Series 2007-1, Class A-12	4,300,000	4,300,000
5.20%, 09/01/2042 (a)(b)(d)(f)
(Acquired 01/30/08, Cost $5,000,000)
Next Student Master Trust I Series 2007-1, Class A-13	5,000,000	5,000,000
3.99%, 09/01/2042 (a)(b)(d)(f)
(Acquired 01/11/08, Cost $5,000,000)
Next Student Master Trust I Series 2007-1, Class A-14	15,000,000	15,000,000
3.99%, 09/01/2042 (a)(b)(d)(f)
(Acquired 9/10/07, Cost $15,000,000)
TOTAL ASSET BACKED SECURITIES (Cost $24,300,000)		24,300,000

	Principal
	Amount/Shares	Value
SHORT TERM INVESTMENTS - 13.22%
Investment Companies - 8.17%
Morgan Stanley Institutional Liquidity Fund Government Portfolio	5,100,000	5,100,000
Morgan Stanley Institutional Liquidity Fund Prime Portfolio	5,100,000	5,100,000
Morgan Stanley Institutional Liquidity Fund Treasury Portfolio	5,100,000	5,100,000
		15,300,000

Money Market Funds - 4.70%
Reserve Primary Fund 12 - 2.70%(a)	8,822,941	8,822,941

U.S. Treasury Obligations - 0.35%
U.S. Treasury Bill
Due 07/10/2008 (e)	$650,000	649,805

TOTAL SHORT TERM INVESTMENTS (Cost $24,772,746)		24,772,746
Total Investments (Cost $266,087,956) - 142.54%		267,041,468
Liabilities in Excess of Other Assets, Net (42.54%)		(79,700,940)
TOTAL NET ASSETS - 100.00%		$187,340,528

Footnotes
Percentages are stated as a percent of net assets.
(a)	Variable rate securities, the coupon rate shown is the effective interest rate as of June 30, 2008.
(b)	Securities for which market quotations are not readily available are valued at fair value determined by the
Advisor and compared to independent third party sources. Such values are approved on a quarterly basis by the Board of Trustees. The total fair value of such securities at June 30, 2008 is $35,639,236, which represents 19.02% of total net assets.
(c)	Collateral for securities sold subject to repurchase.
(d)	Restricted security under Rule 144A of the Securities Act of 1933.
(e)	Securities held on deposit in a segregated account, with a market value of $649,805 as of June 30, 2008.
The margin account is held as collateral for future positions.
(f)	Illiquid security, a security may be considered illiquid if it lacks a readily available market. As of June 30, 2008 the value of these investments was $34,300,000 or 18.31% of total net assets.

FAS 157 - Summary of Fair Value Exposure at June 30, 2008
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2008:

Description	Investments in Securities	Other Financial Instruments
Level 1 - Quoted prices	$19,022,941	$9,312,107
Level 2 - Other significant observable inputs	212,379,291	74,111,125
Level 3 - Significant unobservable inputs	35,639,236	—
Total	$267,041,468	$83,423,232

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

	Investments in Securities	Other Financial Instruments
Balance as of 12/31/07	$15,000,000	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	—	—
Net purchase (sales)	20,639,236	—
Transfers in and/or out of Level 3	—	—
Balance as of 06/30/08	$35,639,236	$—

The accompanying notes are an integral part of these financial statements.

The CORE Fund
Schedule of Reverse Repurchase Agreements
June 30, 2008 (Unaudited)

		Principal		Principal &
Counterparty	Rate	Trade Date	Maturity Date	Interest	Par
Morgan Stanley	2.45%	6/30/2008	7/29/2008	$ 74,116,169	$ 74,111,125
				$ 74,116,169	$ 74,111,125

The accompanying notes are an integral part of these financial statements.

The CORE Fund
Schedule of Futures Contracts
June 30, 2008 (Unaudited)

Number		Unrealized
of Contracts		Appreciation

125	U.S. Treasury 2-Year Note Futures Contract
	Expiring September 2008 (Underlying Face Amount at Market Value $26,400,390)	191,093

As of June 30, 2008, initial margin deposits of $162,000 have been pledged in connection with the open futures contracts.

The accompanying notes are an integral part of these financial statements.

The CORE Fund
Schedule of Short Futures Contracts
June 30, 2008 (Unaudited)

Number		Unrealized
of Contracts		(Depreciation)

150	U.S. Treasury 10-Year Note Futures Contract
	Expiring September 2008 (Underlying Face Amount at Market Value $17,088,283)	(105,846)

As of June 30, 2008, initial margin deposits of $162,000 have been pledged in connection with the open short futures contracts.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF ASSETS AND LIABILITIES
AS OF JUNE 30, 2008 (Unaudited)

Assets:
Investments, at market (cost: $266,087,956)	$267,041,468
Deposit at broker for futures	478,281
Receivables:
Interest	2,054,259
Capital shares purchased	637,791
Securities sold	146,267
Variation margin	8,075
Prepaid Insurance	13,111
Total Assets	270,379,252

Liabilities:
Due to custodian	137,875
Reverse repurchase agreements	74,111,125
Interest payable on reverse repurchase agreements	5,044
Distributions payable	724,982
Securities purchased	7,990,740
Advisory fees	60,959
Accrued Expenses	7,999
Total Liabilities	83,038,724

Net Assets	$187,340,528

Net Assets consist of:
Paid-in capital	189,871,546
Accumulated net investment loss	(23,059)
Net accumulated realized loss on investments	(3,546,718)
Net unrealized appreciation on investments	953,512
Net unrealized appreciation on futures contracts	85,247
Net Assets	$187,340,528

Class I
Net Assets	$29,274,487
Shares outstanding (Unlimited number of shares of beneficial interest authorized)	2,988,617
Net Asset Value and offering price per share ($29,274,487 / 2,988,617 shares)	$9.80

Class Y
Net Assets	$158,066,041
Shares outstanding (Unlimited number of shares of beneficial interest authorized)	16,124,667
Net Asset Value and offering price per share ($158,066,041 / 16,124,667 shares)	$9.80

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2008 (Unaudited)

Investment Income:
Interest	$5,672,066
Total Investment Income:	5,672,066

Expenses:
Investment advisory fees	886,386
Officer compensation fees	15,948
Audit expenses	4,033
Legal expenses	4,880
Trustee expenses	6,484
Insurance expenses	7,204
Miscellaneouse expenses	3,355
Interest expense	900,694
Total Expenses:	1,828,984

Investment advisory fees waived - Class I	(69,849)
Investment advisory fees waived - Class Y	(462,413)
Total Waivers:	(532,262)
Total Net Expenses:	1,296,722

Net investment income	4,375,344

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	97,985
Net realized loss on future contracts	(228,928)
Net change in unrealized appreciation on investments	(751,777)
Net change in unrealized appreciation on future contracts	227,154
Net realized and unrealized gain (loss) on investments	(655,566)

Net increase in net assets resulting from operations	$3,719,778

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF CHANGES IN NET ASSETS

	For the	For the
	Period Ended	Fiscal Year
	June 30, 2008	Ended
	(Unaudited)	December 31, 2007
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,375,344	$8,498,541
Net realized loss on investments	(130,943)	(1,484,247)
Net change in unrealized appreciation (depreciation) on investments	(524,623)	1,724,130
Net increase in net assets resulting from operations	3,719,778	8,738,424

Distributions to shareholders from:
Net investment income - Class I	(849,176)	(4,546,680)
Net investment income - Class Y	(3,550,150)	(4,016,908)
Net investment income - Class R	—	(678)
Total Distributions	(4,399,326)	(8,564,266)

Capital Share Transactions:
Shares sold:
Class I	7,632,398	59,572,468
Class Y	129,783,121	135,823,011
Class R	—	7,392
Shares reinvested:
Class I	166,640	2,645,302
Class Y	3,578,920	3,874,872
Class R	—	490
Shares redeemed:
Class I	(24,754,789)	(188,258,109)
Class Y	(42,889,336)	(71,837,911)
Class R	—	(53,686)
Increase (decrease) in net assets from capital share transactions	73,516,954	(58,226,171)

Total increase (decrease) in net assets	72,837,406	(58,052,013)

Net Assets:
Beginning of period	114,503,122	172,555,135
End of period	$187,340,528	$114,503,122

Accumulated net investment income (loss)	$(23,059)	$923

Share Transactions:
Shares sold:
Class I	777,138	6,063,883
Class Y	13,240,138	13,837,581
Class R	—	752
Shares reinvested:
Class I	16,954	269,485
Class Y	364,549	394,974
Class R	—	50
Shares redeemed:
Class I	(2,518,629)	(19,174,182)
Class Y	(4,408,656)	(7,303,919)
Class R	—	(5,466)
Net increase (decrease) from share transactions	7,471,494	(5,916,842)

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR)

	For the
	Period Ended		For the	For the	For the	For the	For the
	June 30, 2008		Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended	Fiscal Year Ended
CLASS I	(Unaudited)		December 31, 2007	December 31, 2006	December 31, 2005	December 31, 2004	December 31, 2003

Net Asset Value,
Beginning of Period	$9.83		$9.83	$9.83	$9.83	$9.89	$10.00

Investment Operations:
Net investment income	0.23		0.48	0.39	0.25	0.20	0.20
Net realized and unrealized gain/(loss)
on investments	(0.03)		0.00	0.00	0.01	(0.06)	(0.10)
Total from investment operations	0.20		0.48	0.39	0.26	0.14	0.10

Distributions from:
Net investment income	(0.23)		(0.48)	(0.39)	(0.26)	(0.20)	(0.21)
Total distributions	(0.23)		(0.48)	(0.39)	(0.26)	(0.20)	(0.21)

Net Asset Value, End of Period	$9.80		$9.83	$9.83	$9.83	$9.83	$9.89

Total Return	1.99%	(a)	5.00%	4.05%	2.74%	1.38%	1.03%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$29,274		$46,339	$172,509	$224,590	$181,865	$160,684
Ratio of expenses to average net assets:
Before advisory fee waiver (Including interest expense)	2.06%	(b)	1.51%	1.01%	1.40%	1.00%	1.00%
Before advisory fee waiver (Excluding interest expense)	1.05%	(b)	1.03%		1.00%
After advisory fee waiver (Including interest expense)	1.66%	(b)	1.05%	0.51%	0.89%	0.50%	0.56%
After advisory fee waiver (Excluding interest expense)	0.65%	(b)	0.57%		0.49%
Ratio of net investment income
to average net assets:
Before advisory fee waiver	4.33%	(b)	4.31%	3.47%	2.09%	1.48%	1.58%
After advisory fee waiver	4.73%	(b)	4.78%	3.97%	2.60%	1.98%	2.02%
Portfolio turnover rate	31.22%	(a)	183.06%	80.91%	140.84%	262.65%	194.53%

(a)	Not annualized.
(b)	Annualized.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
FINANCIAL HIGHLIGHTS
PER SHARE DATA (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

	For the
	Period Ended		For the
	June 30, 2008		Period Ended
CLASS Y	(Unaudited)		December 31, 2007	(a)

Net Asset Value,
Beginning of Period	$9.84		$9.82

Investment Operations:
Net investment income	0.25		0.33
Net realized and unrealized loss
on investments	(0.04)		0.03
Total from investment operations	0.21		0.36

Distributions from:
Net investment income	(0.25)		(0.34)
Total distributions	(0.25)		(0.34)

Net Asset Value, End of Period	$9.80		$9.84

Total Return	2.11%	(b)	3.72%	(b)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$158,066		$68,164
Ratio of expenses to average net assets:
Before advisory fee waiver (Including interest expense)	2.06%	(c)	2.25%	(c)
Before advisory fee waiver (Excluding interest expense)	1.05%	(c)	1.03%	(c)
After advisory fee waiver (Including interest expense)	1.41%	(c)	1.60%	(c)
After advisory fee waiver (Excluding interest expense)	0.40%	(c)	0.38%	(c)
Ratio of net investment income
to average net assets:
Before advisory fee waiver	4.33%	(c)	4.48%	(c)
After advisory fee waiver	4.98%	(c)	5.13%	(c)
Portfolio turnover rate	31.22%	(b)	183.06%	(b)

(a)	For the period of May 1, 2007 (commencement of operations) to December 31, 2007.
(b)	Not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

THE CORE FUND
STATEMENT OF CASHFLOWS
FOR THE PERIOD ENDED JUNE 30, 2008 (Unaudited)

Increase (decrease) in cash--

Cash flows from operating activities:
Net increase in net assets from operations	$3,719,778
Adjustments to reconcile net increase (decrease) in
net assets from operations to net cash used in operating activities:

Purchases of investments	(140,719,871)
Proceeds for dispositions of investment securities	61,237,191
Sale of short term investments, net	(21,841,482)
Increase in deposits with brokers for future sales	(167,610)
Increase in receivable for securities sold	(146,267)
Increase in receivable for variation margin	(104,951)
Increase in other receivable	(11,944)
Increase in interest receivable	(405,386)
Increase in payable for securities purchased	7,990,740
Increase in accrued advisory fees	9,060
Increase in accrued expenses	7,997
Decrease in interest payable on reverse repurchase agreements	(30,349)
Unrealized depreciation on securities	751,777
Net realized gain on investments	(97,985)
Net cash used in operating activities	(89,809,302)

Cash flows from financing activities:
Increase in reverse repurchase agreements	20,576,025
Proceeds from shares sold	137,234,831
Payment on shares redeemed	(67,644,125)
Distributions paid in cash	(495,304)
Net cash provided by financing activities	89,671,427

Net decrease in cash	(137,875)

Cash:
Beginning balance	—
Ending balance	$(137,875)

Supplemental information:
Cash paid for interest expense	$900,694
Noncash financing activity - reinvestment of dividend distributions	$3,745,560

The accompanying notes are an integral part of these financial statements.

The Core Fund
Notes to Financial Statements
For the Period Ended
June 30, 2008
(Unaudited)

NOTE 1. ORGANIZATION

The Core Fund (the “Fund”), a diversified series of WY Funds (the “Trust”), is a registered open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 20, 2004 (the “Trust Agreement”). On January 3, 2005, the Trust and the Board of Trustees of the AmeriPrime Advisors Trust (“AmeriPrime”), respectively, approved the reorganization of the Fund, a series of AmeriPrime, into a newly created series of the Trust with the same fund name. The tax-free reorganization was effective February 7, 2005.

For the period June 1, 2006 through April 30, 2007, the Fund had two share classes: I and R. Class I shares were first offered to the public when the Fund commenced operations on January 9, 2002.  Class R shares were first offered to the public on June 1, 2006.  On May 1, 2007, the Fund redeemed shares of Class R pursuant to an action approved by the Board of Trustees.  On May 1, 2007, the Fund commenced operations of Class Y shares.  Subsequent to April 30, 2007, the Fund only offers Class I and Class Y shares.  Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Trustees.  Expenses attributable to any class are borne by that class.  On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class.  On matters affecting only one class, only shareholders of that class may vote.  Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole.  The Fund may offer additional classes of shares in the future.

The Fund is the only series of the Trust currently authorized by the Trustees. The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. The Fund’s adviser is Wertz York Capital Management Group, L.L.C. (the “Adviser”). The Fund’s investment objective is to achieve a high level of income over the long-term consistent with the preservation of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation- Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser in conformity with guidelines adopted by and subject to review of the Board. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.  The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonable expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on a (i) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (ii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Federal Income Taxes- There is no provision for federal income tax. The Fund intends to continue to qualify each year as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains.

Security Transactions and Related Income- The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Dividends and Distributions- The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on a monthly basis. Distributions are recorded on the ex-date.  The Fund intends to distribute its net realized long term capital gains and its net realized short term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.  As of December 31, 2007, the Fund recorded a permanent book to tax difference of $66,648 from paid in capital and accumulated net realized loss to accumulated undistributed net investment income.

Financial Futures Contracts – The Company invests in financial futures contracts solely for the purpose of hedging its existing portfolio securities, or securities that the Company intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a financial futures contract, the Company is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit).  Subsequent payments, known as “variation margin,“ are made or received by the Company each day, depending on the daily fluctuations in the fair value or the underlying security.  The Company recognized a gain or loss equal to the daily variation margin.  Should market conditions move unexpectedly, the Company may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.  The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

Reverse Repurchase Agreements – Reverse repurchase agreements involve a sale of security by the Fund to a bank or securities dealer and the Fund’s simultaneous agreement to repurchase the security for a fixed price (reflecting a market rate of interest) on a specific date.  The securities sold are carried as assets in the financial statements and are measured at fair value.  The proceeds of the sale are reported as liabilities and are carried at amortized cost.  Interest incurred on reverse repurchase agreements is recognized as interest expense over the life of each agreement.  These transactions involve a risk that the counterparty will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.  Reverse repurchase transactions are leveraging transactions that may increase the volatility of the Fund’s investment portfolio.  Regulatory interpretations of the limitations on indebtedness applied by the 1940 Act require the Fund to segregate cash or certain liquid securities when entering into leveraging transactions.

Short Sales – The Company may sell a security it does not own in anticipation of a decline in the fair market value of that security.  When the Company sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.   A gain, limited to the price at which the Company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Restricted Securities – The investment in Next Student Masters Trust I Series 2007-1, Class A-12, Class A-13 and Class A-14, the sale of which is restricted, has been valued by the Advisor in accordance with the securities valuation procedures since its acquisition.  There are no securities with the same maturity dates and yields for the issuer.

FASB Interpretation 48 - The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), Accounting for Uncertainty in Income Taxes, a classification of FASB Statement No. 109, Accounting for Income Taxes.  FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return.  The adoption of FIN 48 had no impact on the Fund’s net assets or results of operations.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund’s investment adviser is Wertz York Capital Management Group, L.L.C. Under the terms of the management agreement, (the Agreement), the Adviser manages the Fund’s investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested Trustees, and extraordinary expenses. As compensation for its management services and agreement to pay the Fund’s expenses, the Fund is obligated to pay the Adviser a fee at the annual rate of 1.00% of the average value of the daily net assets of the Fund. It should be noted that most investment companies pay their own operating expenses directly, while the Fund’s expenses, except those specified above, are paid by the Adviser.  The Adviser has contractually agreed to waive fees and/or reimburse expenses to maintain the Fund’s total annual operating expenses (excluding brokerage costs, borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; dedicated excess insurance expenses for Trustees and officers; fees and expenses of the non-interested person trustees and the Chief Compliance Officer; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and extraordinary expenses) at 0.60% and 0.35% of Class I and Class Y shares average daily net assets, respectively, from May 1, 2007 through April 30, 2008.  The Adviser has contractually agreed to waive management fees and/or reimburse expenses to maintain the Fund’s total annual operating expenses (excluding brokerage costs, borrowing costs such as (a) interest and (b) dividends on securities sold short; taxes; rating agency fees; fees and expenses for audit and non-audit services provided by independent public accountants; legal fees and expenses; insurance expenses; fees and expenses of the non-interested person Trustees and the Chief Compliance Officer; indirect expenses, such as expenses incurred by other investment companies in which the Fund invests; and extraordinary expenses) at 0.60% and 0.35% of Class I and Class Y shares average daily net assets, respectively, from May 1, 2008 through April 30, 2009.  For the period ended June 30, 2008, the Adviser earned a fee of $886,386 from the Fund.  For the period ended June 30, 2008, the Adviser waived management fees it earned totaling $532,262 or 0.60% of the Fund’s average daily net assets. At June 30, 2008, the Fund owed the adviser $60,959 for its advisory services.

The Fund retains U.S. Bancorp Fund Services, LLC, (“USBFS”) to provide the Fund with administrative services, fund accounting and transfer agency services, including all regulatory reporting and necessary office equipment and personnel. The Adviser paid all administrative, transfer agency and fund accounting fees on behalf of the Fund per the Agreement.  Quasar Distributors, LLC, (the Distributor) acts as the principal distributor of the Fund’s shares.

NOTE 4. INVESTMENTS

For the six months ended June 30, 2008, purchases and sales of investment securities, other than short-term investments (money market funds) were as follows:

Purchases	Amount
U.S. Government Obligations	$120,719,871
Other	20,000,000

Sales	Amount
U.S. Government Obligations	$60,537,191
Other	700,000

NOTE 5. ESTIMATES

Preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. FEDERAL TAX INFORMATION

The following balances for the Fund are as of December 31, 2007, the Fund’s most recent fiscal year end:

Amount
Cost of investments for tax purposes (a)	$164,665,809
Gross tax unrealized appreciation	1,705,879
Gross tax unrealized depreciation	(187,498)
Net tax unrealized depreciation on investments	(597,347)
Undistributed ordinary income	923
Undistributed long-term capital gains	—
Total distributable earnings	923
Other accumulated gains	(3,415,775)
Total accumulated earnings	$(1,851,471)

(a) Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes primarily due to the tax deferral of post-October losses.

As of December 31, 2007, the Fund had $566,049 of post-October losses, which are deferred until January 1, 2008 for tax purposes.  Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

At December 31, 2007, the Fund had available for federal income tax purposes unused capital loss carryforwards of $2,991,635, which is available for offset against future capital gains, the use of a portion of which is limited by IRS regulations.  Of such losses, $703,865 expire December 31, 2012, $724,417 expire December 31, 2014, and $1,563,353 expire December 15, 2015.  To the extent this loss carryforward is used to offset future capital gains, it is probable that the amount offset will not be distributed to shareholders.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

The Fund paid monthly distributions of net investment income totaling $0.23 per share for Class I and $0.25 per share for Class Y during the period ended June 30, 2008.  The tax character of distributions paid during 2008 and 2007 for the Fund was as follows:

	Six Months Ended
	June 30, 2008		Fiscal Year Ended
Distributions paid from:	(Unaudited)		December 31, 2007
	Class I	Class Y	Class I	Class Y**	Class R*
Ordinary Income	$849,176	$3,550,150	$4,546,680	$4,016,908	$678
Long-term Capital Gain	—	—	—	—	—
	$849,176	$3,550,150	$4,546,680	$4,016,908	$678

* For the period January 1, 2007 to April 30, 2007.
** For the period May 1, 2007 (inception) to December 31, 2007.

NOTE 8. RECENT ACCOUNTING PRONOUNCEMENTS

FASB Statement 161

In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

NOTE 9. RENEWAL OF MANAGEMENT AGREEMENT

Renewal of the management agreement between the Advisor and the Trust (the “Agreement”) was approved by the Board, including each Trustee who is not an interested person of the Trust or an interested party to the Agreement (the “Independent Trustees”), at a meeting held on February 22, 2008.  The Board reviewed and discussed reports comparing the performance and expenses of the Fund to the performance, total operating expenses and advisory fees of other funds with similar objectives and asset levels (the “peer group”).  The Board then reviewed the materials provided by the Adviser in advance of the meeting, which included, among other items, a description of the Adviser’s services to the Fund and other clients, a representation that there have been no changes in the Adviser’s corporate structure or business activities or personnel that would impact services provided to the Fund, a description of the compensation received by the Adviser from the Fund and a discussion concerning the profitability of the Fund to the Adviser (collectively, the “Report”).

As to the nature, extent and quality of the services provided by the Adviser, the Trustees reviewed information provided in the Report regarding the Adviser’s business, personnel and management style.  They noted that the Adviser had been proactive in taking steps to compete with other funds, including the use of futures contracts and short sales in an attempt to manage the duration of the Fund, which had been successful (as evidenced by the Fund’s performance).  They also noted that they had reviewed the Adviser’s compliance procedures with respect to the Fund, the Adviser’s brokerage policies and a certification from the Adviser regarding its Code of Ethics.  The Trustees also reviewed the Adviser’s Form ADV, which described the educational and professional background of the Adviser’s investment personnel, and reviewed the Adviser’s profit and loss statement for calendar year 2007 and its balance sheet as of December 31, 2007.  The Trustees discussed the terms of the Management Agreement, and concluded that the nature and extent of services required of the Adviser were reasonable and consistent with the Board’s expectations.  The Trustees concluded that the Adviser has the resources to provide high quality advisory services to the Fund.

As for the investment performance of the Adviser, the Trustees reviewed information provided in the Report regarding the performance of the Fund, as compared to two peer groups, a peer group of no-load taxable short-term government bond funds having assets between $100 and $500 million, and a peer group of ultra short-term government bond funds in the same asset range.  The Board noted that the performance of the Fund was 4.98% for the 12-month period through February 19, 2008, as compared to an average return of 6.62% for the short-term peer group and 1.80% for the ultra short-term peer group.  The Trustees also reviewed the information provided in the Report regarding the performance of the Fund as compared to the one-year Constant Maturing Treasury index (“CMT”), and the State Board of Administration (“SBA”), a funding vehicle available to local Florida municipalities and other institutions for short-term investments, which the portfolio managers indicated was the appropriate comparison.  After discussion, the Trustees concluded that the Adviser had performed extremely well, particularly as opposed to the peer group.  The Trustees did not consider performance of the Adviser in managing other accounts because there is no other account that uses the same strategy as the Fund.

As to the cost of the services provided by the Adviser, the Trustees reviewed information in the Report showing that the advisory fee received by the Adviser (after waiver and payment of Fund expenses) was less than average for the short-term peer group (which the portfolio managers indicated was the appropriate comparison) and showing that the expense ratio for the Fund after waiver was less than the average paid by the peer group.  The Trustees therefore concluded that the advisory fee and expense ratio were reasonable.  The Trustees also reviewed a profitability analysis prepared by the Adviser that detailed the cost of the Adviser providing services to the Fund and the profitability to the Adviser of the services provided to the Fund.  The information provided showed that the Adviser’s operating margin for 2007 was significantly less than for 2006.  The Trustees noted based on the information provided, that there were no significant economies of scale being realized by the Adviser at this time.

The Trustees also reviewed information regarding the Adviser’s receipt of research information from brokers with whom Fund transactions are executed and, in particular, soft dollar credits received on transactions executed on behalf of the Fund.  The Trustees discussed the value of such research to the Adviser and its use in managing the Fund.  The Board also considered the fact that the Adviser has been waiving fees for the Fund to maintain expenses at current levels.  The Trustees noted that due to its decline in profitability, the Adviser was proposing a change in the expense cap (as discussed earlier in the meeting), effective May 1, 2008 through April 30, 2009, to exclude certain expenses from its contractual commitment to maintain total annual operating expenses at 60 basis points for Class I and 35 basis points for the Class Y.  The Trustees acknowledged that these changes would increase expenses to some degree, but concluded that the changes were reasonable in light of the decline in profitability of the Fund to the Adviser.

The Trustees also discussed the written materials that they had received before the meeting and the Adviser’s oral presentation and other information that the Board received at the meeting, and deliberated on the approval of the continuation of the Agreement in light of this information.  In its deliberations, the Board did not identify any single piece of information that was all-important or controlling.  After discussion, it was the consensus of the Trustees, after considering all pertinent factors, that the management fees were reasonable and the Management Agreement should be continued for an additional year.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the 12 month period ending June 30, 2008 are available without charge, upon request by calling the Fund at (866) 329-2673 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

WY Funds, Inc. files the Fund’s complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request by calling the Fund at (866) 329-2673 and in documents filed with the SEC on the SEC’s website at www.sec.gov.

INDEMNIFICATIONS
Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Fund enters into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

TRUSTEES
M. Brent Wertz, Chairman
Douglas Conner
Tammy Evans
Randy K. Sterns

OFFICERS
Mitchell P. York, President
M. Brent Wertz, Treasurer & Secretary
Toni Neff, CCO

FUND ADVISER
Wertz York Capital Management Group, LLC
5502 North Nebraska Avenue
Tampa, FL 33604

DISTRIBUTOR
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT ACCOUNTANTS
Cohen McCurdy Ltd.
800 Westpoint Parkway, Suite 1100
Westlake, OH 44145

LEGAL COUNSEL
Thompson Hine LLP
312 Walnut St., Suite 1400
Cincinnati, OH 45202

CUSTODIAN
U.S. Bank, NA
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

ADMINISTRATOR, TRANSFER AGENT
AND FUND ACCOUNTANT
U.S. Bancorp Fund Service, LLC
Mutual Fund Services, 3rd Floor
615 East Michigan Street
Milwaukee, WI 53202

This report is intended only for the information of shareholders or those who have received the Fund‘s prospectus which contains information about the Fund‘s management fee and expenses. Please read the prospectus carefully before investing.  Distributed by Quasar Distributors, LLC, Member NASD/SIPC.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  WY Funds, Inc.

By (Signature and Title) /s/Mitchell York
Mitchell York, President

Date   08/20/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/Mitchell York
Mitchell York, President

Date   08/20/2008

By (Signature and Title) /s/M. Brent Wertz
M. Brent Wertz, Treasurer

Date   08/20/2008